Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income available to common shareholders:	$ 124,713	$ 34,224
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding	36,578,297	34,136,307
Plus weighted average number of RSUs with service conditions	171,111	31,786
Common share and common share equivalents, dilutive	36,749,408	34,168,093
Basic earnings per share:
Basic earnings/(loss) per share	$ 3.41	$ 1.00
Diluted earnings per share:
Diluted earnings/(loss) per share	$ 3.39	$ 1.00